Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2019
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Interest-bearing Loans and Borrowings
26. Interest-bearing Loans and Borrowings

	2019 € m	2018 € m
Bank overdrafts	41	113

Bank loans	465	356

Bonds	8,508	8,825

Finance leases (i)	-	21

Other	-	1
Interest-bearing loans and borrowings	9,014	9,316

Interest-bearing loans and borrowings include loans of
€
nil million (2018:
€
5 million) secured on specific items of property, plant and equipment; these figures do not include finance leases.

(i)	Finance leases in 2018 relate to leases previously capitalised under IAS 17. Refer to note 22 for all leases capitalised under IFRS 16 in 2019.

Maturity profile of loans and borrowings and undrawn committed facilities

	As at 31 December 2019		As at 31 December 2018
	Loans and borrowings € m	Undrawn committed facilities € m	Loans and borrowings € m	Undrawn committed facilities € m
Within one year	815	-	618	-

Between one and two years	956	12	748	-

Between two and three years	385	5	948	15

Between three and four years	771	50	370	50

Between four and five years	598	3,500	776	3,500

After five years	5,489	43	5,856	18
Total	9,014	3,610	9,316	3,583

The Group manages its borrowing ability by entering into committed borrowing agreements. Revolving committed bank facilities are generally available to the Group for periods of up to five years from the date of inception. The undrawn committed facilities figures shown in the table above represent the facilities available to be drawn by the Group at 31 December 2019. In April 2019, the Group successfully extended its
€
3.5 billion syndicated credit facility with a group of bank lenders and at the same time made a number of amendments including the removal of all financial covenants which improved the flexibility of the facility.

Guarantees
The Company has given letters of guarantee to secure obligations of subsidiary undertakings as follows:
€
8.5 billion in respect of loans and borrowings, bank advances, derivative obligations and future lease obligations (2018:
€
8.9 billion) and
€
0.4 billion in respect of letters of credit (2018:
€
0.3 billion).

Any Irish registered wholly-owned subsidiary of the Company may avail of the exemption from filing its statutory financial statements for the year ended 31 December 2019 as permitted by section 357 of the Companies Act 2014 and if an Irish registered wholly-owned subsidiary of the Company elects to avail of this exemption, there will be in force an irrevocable guarantee from the Company in respect of all commitments entered into by such wholly-owned
subsidiary, including amounts shown as liabilities (within the meaning of section 357 (1)(b) of the Companies Act 2014) in such wholly-owned subsidiary’s statutory financial statements for the year ended 31 December 2019.